BORROWING ACTIVITIES AND ARRANGEMENTS (Narrative) (Detail 1) $ in Thousands		1 Months Ended		12 Months Ended
		Apr. 30, 2015 USD ($) Mortgage	Mar. 31, 2015 USD ($) Mortgage	Dec. 31, 2015 USD ($) Mortgage	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Write off of deferred financing cost and unamortized premiums due to refinancing (1) (2)(3)	[1],[2],[3]			$ (7,134)	$ 1,180	$ (11,278)
HUD Mortgage
Debt Instrument [Line Items]
Payment to retire HUD mortgages		$ 9,100	$ 154,300	$ 25,100
Number of HUD mortgages | Mortgage		1	21	2
Total HUD mortgage loans principal payoff			$ 146,900
Gain on extinguishment of the debt		$ 1,000	2,300	$ 900
Write off of deferred financing cost and unamortized premiums due to refinancing (1) (2)(3)		1,500	9,700	2,100		$ 11,300
Prepayment fees		$ 500	$ 7,400	$ 1,200
Notes issued, interest rate				5.50%
Lease expiration period				March 1 and April 1, 2036
HUD Mortgage | Hud interest rate 5.35%
Debt Instrument [Line Items]
Number of mortgage loans | Mortgage			18
Notes issued, interest rate			5.35%
Lease expiration period			January 2040 and January 2045
HUD Mortgage | Hud interest rate 5.23%
Debt Instrument [Line Items]
Number of mortgage loans | Mortgage			3
Notes issued, interest rate			5.23%
Lease expiration period			February 2040 and February 2045
HUD Mortgage | Hud interest rate 4.35%
Debt Instrument [Line Items]
Notes issued, interest rate		4.35%
Lease expiration period		March 1, 2041

[1]	In 2013, we recorded an $11.3 million interest refinancing gain associated with the write-off of the unamortized premium for debt assumed on 11 HUD mortgage loans that we paid off in May 2013.
[2]	In 2014, we recorded: (a) $2.6 million write-off of deferred financing costs associated with the termination of the 2012 Credit Facilities, (b) $2.0 million write-off of deferred financing costs associated with the termination of our 2013 Term Loan Facility offset by (c) $3.5 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in September and December 2014.
[3]	In 2015, we recorded: (a) $4.2 million of write-offs of unamortized deferred financing costs and discount associated with the early redemption of our 2020 Notes, (b) $1.9 million in net write-offs associated with unamortized deferred financing costs and original issuance premiums/discounts associated with the early redemption of our 2022 Notes, offset by (c) $13.2 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in March, April and December 2015.